Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Profit (loss) [abstract]
Revenues	$ 311,469	$ 282,343	$ 248,501
Vessel operating costs	(60,015)	(55,424)	(52,582)
Voyage expenses and commissions	(3,904)	(3,842)	(3,313)
Depreciation	(67,726)	(61,770)	(55,693)
General and administrative expense	(14,508)	(12,627)	(11,798)
Profit from operations	165,316	148,680	125,115
Financial costs	(53,602)	(49,579)	(35,505)
Financial income	998	205	35
(Loss)/gain on interest rate swaps	121	(6,837)	(5,895)
Total other expenses, net	(52,483)	(56,211)	(41,365)
Profit for the year	$ 112,833	$ 92,469	$ 83,750
Common units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)	$ 2.09	$ 2.18	$ 2.38
Earnings per unit (diluted)	2.09	2.17	2.38
Subordinated units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic and diluted)	0.52	2.14	1.85
General partner units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic and diluted)	$ 2.18	$ 2.31	$ 2.28

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).